Income tax and social contribution - Reconciliation of income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Income before income tax and social contribution	R$ 232,784	R$ 176,002	R$ 82,808
Tax calculated based on current rates-34%	R$ (79,147)	(59,841)	(28,155)
Rate for income tax and social contribution (in percent)	34.00%
Reconciliation:
Equity in net income of subsidiaries	R$ 10,671
Recognition of deferred tax loss asset	(16,434)	4,012	(847)
Permanent difference adjustments in other jurisdictions	18,212	38,570	8,416
Adjustment in Tax regime Differences	(13,115)
Other adjustments in temporary and permanent differences	34,904	(20,601)	3,832
Income tax and social contribution expense	R$ (44,910)	R$ (37,860)	R$ (16,754)
Effective rate of income tax and social contribution-%	19.30%	21.50%	20.20%